GLOBAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 95.9%
Common Stocks — 95.4%
Australia — 1.3%
AGL Energy Ltd.	66,200	$690,858
Aristocrat Leisure Ltd.	95,565	1,242,474
Beach Energy Ltd.	395,200	276,514
CSL Ltd.	22,683	4,069,787
Fortescue Metals Group Ltd.	201,900	1,239,935
Harvey Norman Holdings Ltd.(a)	196,000	353,725
Inghams Group Ltd.	268,900	539,668
Macquarie Group Ltd.	4,885	254,233
Metcash Ltd.	412,500	793,479
Perenti Global Ltd.	432,300	161,703
Qantas Airways Ltd.	292,200	574,115
Rio Tinto Ltd.	20,600	1,057,225
St. Barbara Ltd.	343,600	449,279
Stockland, REIT	200,300	310,335
Super Retail Group Ltd.	105,600	300,616
		12,313,946
Austria — 0.1%
OMV AG	33,700	926,530
Wienerberger AG	26,400	417,037
		1,343,567
Belgium — 0.2%
Bekaert SA	22,500	375,596
UCB SA	15,000	1,300,753
		1,676,349
Canada — 1.7%
Brookfield Asset Management, Inc. (Class A Stock)(a)	61,606	2,726,065
Canadian National Railway Co.	52,836	4,130,992
Dollarama, Inc.	63,758	1,768,715
Magna International, Inc.	44,377	1,416,514
TC Energy Corp.	138,400	6,131,120
		16,173,406
China — 3.3%
Alibaba Group Holding Ltd., ADR*	72,811	14,160,283
China Merchants Bank Co. Ltd. (Class H Stock)	782,000	3,522,187
China Resources Cement Holdings Ltd.	1,042,000	1,237,697
Kingboard Holdings Ltd.	216,000	501,552
Lee & Man Paper Manufacturing Ltd.	1,049,000	629,144
NetEase, Inc., ADR	10,819	3,472,466
TAL Education Group, ADR*	68,403	3,643,144
Tencent Holdings Ltd.	108,700	5,349,061
		32,515,534
Denmark — 1.5%
Coloplast A/S (Class B Stock)	29,186	4,236,727
Danske Bank A/S	61,200	690,355
Dfds A/S*	11,300	257,830
DSV Panalpina A/S	15,415	1,397,652
Novo Nordisk A/S (Class B Stock)	74,120	4,461,092
	Shares	Value
Common Stocks (continued)
Denmark (cont’d.)
Orsted A/S, 144A	36,303	$3,544,896
		14,588,552
Finland — 0.3%
Neste OYJ	49,741	1,686,960
Nordea Bank Abp	83,600	468,847
Valmet OYJ	41,500	815,190
		2,970,997
France — 3.9%
Airbus SE	32,883	2,153,330
Arkema SA	11,900	822,383
AXA SA	54,100	932,800
BNP Paribas SA	23,200	698,745
Bouygues SA	27,600	809,043
Capgemini SE	28,787	2,418,943
Cie Generale des Etablissements Michelin SCA	9,600	857,480
CNP Assurances	42,800	421,490
Credit Agricole SA	78,500	570,091
Engie SA	82,000	846,099
L’Oreal SA	4,591	1,213,143
LVMH Moet Hennessy Louis Vuitton SE	11,932	4,427,821
Natixis SA	146,400	475,890
Nexity SA	13,100	405,208
Peugeot SA	30,500	406,002
Renault SA	12,300	239,325
Safran SA	31,138	2,731,697
Sanofi	39,700	3,464,049
Societe BIC SA	10,366	579,158
Societe Generale SA	28,600	479,813
Sopra Steria Group	7,100	773,697
Teleperformance	7,681	1,602,948
TOTAL SA	68,100	2,606,451
TOTAL SA, ADR	209,692	7,808,930
Valeo SA	8,300	136,885
		37,881,421
Germany — 2.1%
Allianz SE	10,200	1,757,132
Aurubis AG	10,800	446,630
Bayerische Motoren Werke AG	14,800	761,028
Covestro AG, 144A	26,100	797,824
Daimler AG	17,600	529,970
Deutsche Lufthansa AG	54,200	511,440
Deutsche Post AG	60,200	1,637,179
Evonik Industries AG	36,500	759,148
Infineon Technologies AG	176,946	2,546,932
METRO AG	46,000	394,848
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,000	1,004,706
Rational AG	3,060	1,623,596
Rheinmetall AG	9,200	648,676
SAP SE	27,595	3,068,569
Siemens AG	25,750	2,190,945
A1

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Siltronic AG	8,900	$666,039
Volkswagen AG	10,600	1,407,623
		20,752,285
Hong Kong — 0.8%
AIA Group Ltd.	581,600	5,238,792
PAX Global Technology Ltd.	933,000	350,891
Skyworth Group Ltd.*	1,072,000	227,076
Tongda Group Holdings Ltd.	8,180,000	467,401
WH Group Ltd., 144A	1,291,500	1,206,866
Yue Yuen Industrial Holdings Ltd.	296,500	453,537
		7,944,563
India — 0.4%
HDFC Bank Ltd., ADR	53,739	2,066,802
Reliance Industries Ltd., 144A, GDR	69,602	2,132,143
		4,198,945
Ireland — 0.4%
Kingspan Group PLC	62,366	3,344,633
Smurfit Kappa Group PLC	28,100	792,553
		4,137,186
Italy — 0.4%
A2A SpA	546,200	679,343
Enel SpA	280,300	1,956,524
Leonardo SpA	97,000	645,401
Mediobanca Banca di Credito Finanziario SpA	87,600	484,742
UnipolSai Assicurazioni SpA	253,700	629,355
		4,395,365
Japan — 6.3%
AGC, Inc.	42,400	1,040,765
Aisan Industry Co. Ltd.	68,400	319,586
Aisin Seiki Co. Ltd.	4,700	115,227
Asahi Intecc Co. Ltd.	54,700	1,358,225
Astellas Pharma, Inc.	152,500	2,362,742
Brother Industries Ltd.	34,700	527,871
Credit Saison Co. Ltd.	42,600	493,713
Daikin Industries Ltd.	23,800	2,895,001
Daiwa House Industry Co. Ltd.	31,900	791,129
EDION Corp.	63,900	529,270
Hazama Ando Corp.	85,900	546,062
Hitachi Capital Corp.	28,500	536,411
Hitachi Ltd.	27,000	782,919
Honda Motor Co. Ltd.	33,200	746,486
Hoya Corp.	35,200	2,999,100
Isuzu Motors Ltd.	78,200	517,303
ITOCHU Corp.	82,800	1,709,909
Japan Airlines Co. Ltd.	35,700	650,016
Japan Aviation Electronics Industry Ltd.	46,000	551,838
JTEKT Corp.	22,200	149,626
Kaneka Corp.	14,800	354,172
KDDI Corp.	83,000	2,459,879
Keiyo Bank Ltd. (The)	76,500	380,097
Keyence Corp.	15,500	4,996,846
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Komatsu Ltd.	30,800	$504,130
Lintec Corp.	30,000	631,806
Marubeni Corp.	173,200	861,755
Matsumotokiyoshi Holdings Co. Ltd.	23,800	869,018
Mazda Motor Corp.	56,700	299,144
Mitsubishi Chemical Holdings Corp.	82,800	492,134
Mitsubishi Gas Chemical Co., Inc.	70,200	759,046
Mitsubishi UFJ Financial Group, Inc.	274,000	1,018,355
Mitsubishi UFJ Lease & Finance Co. Ltd.	165,800	815,683
Mitsui & Co. Ltd.	75,000	1,039,448
Mitsui Chemicals, Inc.	42,400	802,788
Mizuho Financial Group, Inc.	736,200	842,512
Nikon Corp.	45,200	414,318
Nippon Telegraph & Telephone Corp.	117,400	2,812,936
Nishi-Nippon Financial Holdings, Inc.	48,600	274,142
Nisshin Oillio Group Ltd. (The)	21,400	724,366
Nomura Real Estate Holdings, Inc.	27,200	440,184
NTT DOCOMO, Inc.	24,800	775,146
Obayashi Corp.	84,600	724,397
ORIX Corp.	64,800	773,312
Resona Holdings, Inc.	366,600	1,100,444
Sawai Pharmaceutical Co. Ltd.	9,200	490,691
Shiseido Co. Ltd.	45,600	2,689,552
SKY Perfect JSAT Holdings, Inc.	151,000	534,668
SMC Corp.	7,600	3,195,461
Sompo Holdings, Inc.	33,400	1,034,171
Sumitomo Corp.	109,000	1,251,337
Sumitomo Forestry Co. Ltd.	50,100	640,529
Sumitomo Heavy Industries Ltd.	32,300	578,936
Sumitomo Mitsui Financial Group, Inc.	40,900	985,596
Teijin Ltd.	67,300	1,139,124
Toagosei Co. Ltd.	28,700	249,548
Toho Holdings Co. Ltd.	12,400	260,767
Towa Pharmaceutical Co. Ltd.	28,200	589,576
Toyoda Gosei Co. Ltd.	28,900	493,693
Toyota Motor Corp.	15,730	946,972
Tsubakimoto Chain Co.	17,000	386,629
Ube Industries Ltd.	30,100	460,177
Ulvac, Inc.	17,900	426,335
Yokohama Rubber Co. Ltd. (The)	45,000	557,495
		61,700,514
Luxembourg — 0.1%
Tenaris SA	110,223	671,948
Macau — 0.1%
Galaxy Entertainment Group Ltd.	149,000	791,325
Netherlands — 1.8%
ABN AMRO Bank NV, 144A, CVA	45,300	374,300
Adyen NV, 144A*	3,006	2,554,354
Aegon NV	215,700	543,803
ASML Holding NV	4,559	1,208,554
ING Groep NV	79,200	412,588
Koninklijke Ahold Delhaize NV	95,900	2,238,201
NN Group NV	27,800	742,474
NXP Semiconductors NV	90,706	7,522,248
Royal Dutch Shell PLC (Class B Stock)	69,700	1,165,741

A2

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Netherlands (cont’d.)
Signify NV, 144A	46,800	$899,833
		17,662,096
New Zealand — 0.0%
Air New Zealand Ltd.	485,600	244,844
Norway — 0.2%
DNB ASA	68,200	763,190
Equinor ASA	55,200	683,045
Leroy Seafood Group ASA	148,600	729,952
		2,176,187
Portugal — 0.0%
Altri SGPS SA	69,500	275,615
Singapore — 0.2%
DBS Group Holdings Ltd.	62,300	806,296
Venture Corp. Ltd.	79,500	751,929
		1,558,225
South Africa — 0.0%
Investec PLC	79,700	149,057
Spain — 0.6%
Amadeus IT Group SA	46,737	2,219,782
Banco Santander SA	199,500	483,220
Enagas SA	11,300	225,684
Mapfre SA	494,400	844,380
Repsol SA	117,700	1,078,340
Telefonica SA	142,000	648,647
		5,500,053
Sweden — 1.1%
Atlas Copco AB (Class A Stock)	109,610	3,671,628
Boliden AB	35,400	641,299
Hexagon AB (Class B Stock)	62,778	2,653,252
Sandvik AB	45,200	635,759
SKF AB (Class B Stock)	70,400	966,251
Swedbank AB (Class A Stock)	18,400	205,012
Volvo AB (Class B Stock)	133,200	1,598,546
		10,371,747
Switzerland — 3.2%
Adecco Group AG	15,300	603,044
Baloise Holding AG	6,000	787,767
Credit Suisse Group AG*	136,900	1,126,534
Helvetia Holding AG	4,600	397,906
Landis+Gyr Group AG*	5,300	365,267
Lonza Group AG*	12,877	5,348,463
Novartis AG	6,810	560,596
Partners Group Holding AG	4,106	2,847,372
Roche Holding AG	19,200	6,218,432
Sika AG	16,458	2,730,555
Straumann Holding AG	3,491	2,601,693
Swiss Life Holding AG	3,400	1,156,215
Swiss Re AG	10,800	831,549
Temenos AG*	20,536	2,664,316
UBS Group AG*	100,600	934,170
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Zurich Insurance Group AG	4,700	$1,658,882
		30,832,761
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	589,000	5,332,795
United Kingdom — 4.9%
3i Group PLC	117,200	1,141,808
Abcam PLC	46,584	659,771
Ashtead Group PLC	24,900	539,368
Aviva PLC	164,200	540,909
Babcock International Group PLC	113,300	540,013
BAE Systems PLC	251,200	1,619,893
Barclays PLC	373,500	430,316
Barratt Developments PLC	61,900	335,636
Bellway PLC	13,600	362,791
BP PLC	127,200	530,697
British American Tobacco PLC	49,500	1,686,430
BT Group PLC	455,900	661,429
Centrica PLC	457,200	215,564
CK Hutchison Holdings Ltd.	160,300	1,074,423
Compass Group PLC	133,716	2,088,729
Crest Nicholson Holdings PLC	143,814	312,296
Diageo PLC	79,491	2,548,170
Dialog Semiconductor PLC*	14,700	390,230
Experian PLC	133,687	3,695,169
GlaxoSmithKline PLC	145,300	2,738,373
Go-Ahead Group PLC (The)	34,500	356,022
Halma PLC	74,732	1,773,347
Imperial Brands PLC	56,400	1,042,907
Inchcape PLC	66,600	355,737
International Consolidated Airlines Group SA	150,000	395,675
J Sainsbury PLC	458,700	1,193,864
Keller Group PLC	48,200	315,478
Kingfisher PLC	357,200	630,993
Legal & General Group PLC	302,800	718,503
Lloyds Banking Group PLC	1,666,000	652,212
London Stock Exchange Group PLC	40,062	3,604,119
Marks & Spencer Group PLC	279,900	342,117
Micro Focus International PLC	34,519	170,460
National Express Group PLC	114,300	291,085
Ninety One PLC*	39,850	85,581
Paragon Banking Group PLC	105,900	434,383
Premier Foods PLC*	357,756	107,930
QinetiQ Group PLC	88,900	355,173
Redrow PLC	77,600	346,589
RELX PLC	155,318	3,329,435
Royal Mail PLC	120,900	186,758
Segro PLC, REIT	296,899	2,810,475
Spirax-Sarco Engineering PLC	18,003	1,815,555
St. James’s Place PLC	66,488	622,634
Tate & Lyle PLC	141,000	1,141,289
Taylor Wimpey PLC	263,400	384,161
Tesco PLC	611,284	1,724,659
Vesuvius PLC	81,100	322,644

A3

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Vistry Group PLC	38,724	$277,350
		47,899,150
United States — 60.0%
AbbVie, Inc.(a)	54,978	4,188,774
Adobe, Inc.*	23,483	7,473,230
Alphabet, Inc. (Class C Stock)*	11,988	13,939,766
Amazon.com, Inc.*	8,354	16,287,961
American International Group, Inc.	209,058	5,069,656
Amphenol Corp. (Class A Stock)	99,166	7,227,218
Applied Materials, Inc.	96,634	4,427,770
Autodesk, Inc.*	75,395	11,769,159
Becton, Dickinson & Co.	17,927	4,119,087
Boeing Co. (The)	20,046	2,989,660
Brown-Forman Corp. (Class B Stock)(a)	170,754	9,478,555
Bunge Ltd.	57,915	2,376,252
Carnival Corp.(a)	25,917	341,327
CenterPoint Energy, Inc.	132,444	2,046,260
CF Industries Holdings, Inc.	91,523	2,489,426
Charles Schwab Corp. (The)(a)	81,868	2,752,402
Chubb Ltd.	60,712	6,780,923
Cintas Corp.	40,141	6,953,224
Cisco Systems, Inc.	119,885	4,712,679
Citigroup, Inc.	28,812	1,213,561
Comcast Corp. (Class A Stock)	91,542	3,147,214
Conagra Brands, Inc.	125,386	3,678,825
ConocoPhillips	44,850	1,381,380
Costco Wholesale Corp.	33,647	9,593,769
Cummins, Inc.	4,850	656,302
CVS Health Corp.	99,055	5,876,933
Danaher Corp.(a)	75,965	10,514,316
DexCom, Inc.*	49,102	13,221,696
DuPont de Nemours, Inc.	100,944	3,442,190
Edison International	72,139	3,952,496
Edwards Lifesciences Corp.*	50,213	9,471,176
Elanco Animal Health, Inc.*	71,624	1,603,661
Electronic Arts, Inc.*	132,768	13,299,371
Equitable Holdings, Inc.	126,432	1,826,942
Estee Lauder Cos., Inc. (The) (Class A Stock)	59,392	9,463,521
Exxon Mobil Corp.	92,172	3,499,771
Fifth Third Bancorp	257,357	3,821,751
Fortive Corp.	170,036	9,384,287
Fortune Brands Home & Security, Inc.	39,447	1,706,083
Fox Corp. (Class B Stock)	109,752	2,511,126
Franklin Resources, Inc.(a)	64,898	1,083,148
General Electric Co.	1,018,996	8,090,828
Genpact Ltd.	274,160	8,005,472
Gilead Sciences, Inc.	43,872	3,279,871
Hologic, Inc.*	68,439	2,402,209
Illinois Tool Works, Inc.(a)	18,008	2,559,297
Illumina, Inc.*	31,653	8,645,067
International Paper Co.	126,662	3,942,988
Intuit, Inc.	48,097	11,062,310
Intuitive Surgical, Inc.*	25,948	12,849,709
Johnson & Johnson	58,845	7,716,345
JPMorgan Chase & Co.	81,871	7,370,846
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Kimberly-Clark Corp.	36,468	$4,663,163
Kohl’s Corp.(a)	39,156	571,286
L3Harris Technologies, Inc.(a)	56,571	10,189,569
Las Vegas Sands Corp.	37,245	1,581,795
Lululemon Athletica, Inc.*	9,146	1,733,624
Marsh & McLennan Cos., Inc.	47,702	4,124,315
Mastercard, Inc. (Class A Stock)	56,254	13,588,716
McDonald’s Corp.(a)	3,650	603,528
Medtronic PLC	81,546	7,353,818
Merck & Co., Inc.	21,425	1,648,440
MetLife, Inc.	105,354	3,220,672
Microsoft Corp.	160,372	25,292,268
Morgan Stanley	204,541	6,954,394
News Corp. (Class A Stock)(a)	188,900	1,695,378
NextEra Energy, Inc.	20,813	5,008,024
Nielsen Holdings PLC	115,105	1,443,417
Occidental Petroleum Corp.(a)	72,050	834,339
PayPal Holdings, Inc.*	111,491	10,674,148
PepsiCo, Inc.	17,858	2,144,746
Perrigo Co. PLC	58,928	2,833,848
Pfizer, Inc.	126,616	4,132,746
Philip Morris International, Inc.	67,608	4,932,680
Pioneer Natural Resources Co.	26,428	1,853,924
QUALCOMM, Inc.	100,193	6,778,056
Raytheon Co.	18,573	2,435,849
Rockwell Automation, Inc.(a)	10,300	1,554,373
Roper Technologies, Inc.	38,191	11,908,336
Royal Caribbean Cruises Ltd.(a)	12,300	395,691
salesforce.com, Inc.*	63,844	9,192,259
SBA Communications Corp., REIT	63,307	17,090,991
Sempra Energy	15,174	1,714,510
Sherwin-Williams Co. (The)	24,509	11,262,376
Signature Bank	19,693	1,583,120
SL Green Realty Corp., REIT(a)	39,791	1,714,992
Southern Co. (The)	162,712	8,809,228
Southwest Airlines Co.(a)	67,822	2,415,141
State Street Corp.	49,170	2,619,286
Stericycle, Inc.*(a)	32,589	1,583,174
TE Connectivity Ltd.	25,910	1,631,812
Texas Instruments, Inc.	37,227	3,720,094
Thermo Fisher Scientific, Inc.	53,987	15,310,713
TJX Cos., Inc. (The)	146,532	7,005,695
Tyson Foods, Inc. (Class A Stock)	100,235	5,800,599
United Parcel Service, Inc. (Class B Stock)	66,438	6,206,638
Verizon Communications, Inc.	113,692	6,108,671
Walmart, Inc.	40,277	4,576,273
Walt Disney Co. (The)	28,528	2,755,805
Wells Fargo & Co.	294,913	8,464,003
Weyerhaeuser Co., REIT	187,138	3,171,989
Zimmer Biomet Holdings, Inc.	23,101	2,335,049
Zoetis, Inc.	122,840	14,457,040
		585,378,391

Total Common Stocks (cost $830,643,212)		931,436,824

A4

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Preferred Stocks — 0.5%
United States
Becton, Dickinson & Co., Series A, CVT, 6.125%	13,865	$724,862
Elanco Animal Health, Inc., CVT, 5.000%*	2,497	102,727
Sempra Energy, Series A, CVT, 6.000%	21,874	2,023,782
Sempra Energy, Series B, CVT, 6.750%(a)	4,673	438,935
Southern Co. (The), CVT, 6.750%	29,319	1,301,764

Total Preferred Stocks (cost $4,982,876)		4,592,070

Total Long-Term Investments (cost $835,626,088)		936,028,894
Short-Term Investments — 7.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	33,093,857	33,093,857
PGIM Institutional Money Market Fund (cost $38,563,883; includes $38,525,187 of cash collateral for securities on loan)(b)(w)	38,632,889	38,571,076

Total Short-Term Investments (cost $71,657,740)		71,664,933

TOTAL INVESTMENTS—103.2% (cost $907,283,828)		1,007,693,827

Liabilities in excess of other assets — (3.2)%		(31,307,513)

Net Assets — 100.0%		$976,386,314

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
GDR	Global Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,057,121; cash collateral of $38,525,187 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5